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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21749
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                              CRM Mutual Fund Trust
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               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19808
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               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                         2711 Centerville Road Suite 400
                              Wilmington, DE 19808
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                     (Name and address of agent for service)

                                    Copy to:
                               Thomas John Holton
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110

        Registrant's telephone number, including area code: 212-326-5336
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                        Date of fiscal year end: June 30
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                  Date of reporting period: September 30, 2005
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

As of the period ended September 30, 2005, CRM Mutual Fund Trust (the "Registrant") had not commenced operations. At such time, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund (the "Funds") were series of WT Mutual Fund. The Registrant's Schedule of Investments for the period ended September 30, 2005 can be found as part of WT Mutual Fund's Form N-Q filing (811-08648).
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ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        CRM Mutual Fund Trust
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By (Signature and Title)*  /s/ Ronald H. McGlynn
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                           Ronald H. McGlynn, Chief Executive Officer
                           (principal executive officer)

Date November 29, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ronald H. McGlynn
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                           Ronald H. McGlynn, Chief Executive Officer
                           (principal executive officer)

Date November 29, 2005
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By (Signature and Title)*  /s/ Carlos A. Leal
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                           Carlos A. Leal, Chief Financial Officer
                           (principal financial officer)

Date November 29, 2005
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* Print the name and title of each signing officer under his or her signature.